Chartered-in Vessels - Commitment Under Capital Leases (Details) $ in Thousands	Dec. 31, 2025 vessel	Dec. 31, 2025 lease	Dec. 31, 2025 USD ($)	Dec. 31, 2024 lease vessel
Capital Leased Assets [Line Items]
Number of vessels	16	2		15
Commitment
2026			$ 328,539
2027			396,275
2028			366,637
2029			210,732
2030			295,617
Thereafter			626,013
Lease liability payment			$ 2,200,000
Number of lessors | lease		20		19
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel	10			9